Other Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Other Receivables [Abstract]
Schedule Of Other Receivables
	December 31	December 31
	2013	2014
Government institutions	$1,201	$1,577
Derivatives	713	375
Other	249	391

	$2,163	$2,343